Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax recovery	$ (289)	$ (4,532)
Change in fair value of cash flow hedge, tax recovery and (expense)	3,862	(952)
Change in unrealized pension and other post-employment expense, tax expense	$ (2,735)	$ 696